Classification of Financial Instruments - Classification of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Categories of current financial liabilities
Borrowings	₩ 1,315,134		₩ 1,172,624
Debt securities	7,542,705		6,788,824
Derivative liabilities	73,064		20,431	₩ 71,267
Trade and other payables	6,649,402	₩ 6,915,699	6,405,395
Total current financial liabilities	15,580,305		14,387,274
Categories of non-current financial liabilities
Borrowings	3,389,743		3,258,015
Debt securities	55,628,959		49,815,164
Derivative liabilities	96,896		291,732	₩ 356,792
Trade and other payables	6,965,760	₩ 7,374,976	2,941,696
Total non-current financial liabilities	66,081,358		56,306,607
Total financial liabilities	81,661,663		70,693,881
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0		0
Debt securities	0		0
Derivative liabilities	13,286		13,706
Trade and other payables	0		0
Total current financial liabilities	13,286		13,706
Categories of non-current financial liabilities
Borrowings	0		0
Debt securities	0		0
Derivative liabilities	39,861		85,304
Trade and other payables	0		0
Total non-current financial liabilities	39,861		85,304
Total financial liabilities	53,147		99,010
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	1,315,134		1,172,624
Debt securities	7,542,705		6,788,824
Derivative liabilities	0		0
Trade and other payables	6,649,402		6,405,395
Total current financial liabilities	15,507,241		14,366,843
Categories of non-current financial liabilities
Borrowings	3,389,743		3,258,015
Debt securities	55,628,959		49,815,164
Derivative liabilities	0		0
Trade and other payables	6,965,760		2,941,696
Total non-current financial liabilities	65,984,462		56,014,875
Total financial liabilities	81,491,703		70,381,718
Derivative liabilities (using hedge accounting)
Categories of current financial liabilities
Borrowings	0		0
Debt securities	0		0
Derivative liabilities	59,778		6,725
Trade and other payables	0		0
Total current financial liabilities	59,778		6,725
Categories of non-current financial liabilities
Borrowings	0		0
Debt securities	0		0
Derivative liabilities	57,035		206,428
Trade and other payables	0		0
Total non-current financial liabilities	57,035		206,428
Total financial liabilities	₩ 116,813		₩ 213,153